Contributed surplus (Schedule of DSU Activity) (Details) - DSU Plan [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance	429,530	360,965
Granted	325,263	147,671
Redeemed	(217,590)	(79,106)
Closing balance	537,203	429,530